Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 46,016	$ 33,213
Restricted cash	36,805	26,338
Investments in financial assets	16,904	16,731
Trade receivables	25,185	20,170
Short-term financing receivables, net	9,008	6,231
Other current assets	2,786	3,081
TOTAL CURRENT ASSETS	136,704	105,764
Intangible assets, net	3,812	4,157
Goodwill	8,993	8,993
Property and equipment, net	2,451	2,455
Investment in equity securities	2,250	2,250
Long-term financing receivables, net	1,767	2,311
Deferred tax asset	931	931
TOTAL ASSETS	156,908	126,861
CURRENT LIABILITIES
Accounts payable	931	1,161
Accrued liabilities	48,993	38,205
Customer deposits	36,805	26,338
Other payables	4,589	9,562
TOTAL CURRENT LIABILITIES	91,318	75,266
Deferred tax liability	10	10
TOTAL LIABILITIES	91,328	75,276
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, no par value, unlimited Common Shares authorized, 213,498 Shares issued and outstanding at March 31, 2026; and 210,478 Shares issued and outstanding at December 31, 2025
Additional paid-in capital	181,262	164,208
Accumulated deficit	(116,272)	(112,851)
Accumulated other comprehensive income	701	318
EQUITY ATTRIBUTABLE TO OWNERS	65,691	51,675
Non-controlling interests	(111)	(90)
TOTAL EQUITY	65,580	51,585
TOTAL LIABILITIES AND EQUITY	$ 156,908	$ 126,861